Acquisitions, goodwill and intangible assets	12 Months Ended
Dec. 31, 2011
Acquisitions, goodwill and intangible assets
Acquisitions, goodwill and intangible assets

7                                         Acquisitions, goodwill and intangible assets

(a)                       2011 acquisitions

Acquisition of the redeemable noncontrolling interest in Jilin Boda Pharmaceutical Co., Ltd. (“Jilin Boda”)

In June 2010, the Group entered into a series of transactions to: i) acquire approximately 39.19% of the equity interest in Boda through an acquisition of 80% equity interest in Nanjing Xiangao Investments management Co., Ltd. (“Nanjing Xiangao”), an investment holding company which holds 48.99% of the equity interest in Jilin Boda; and ii) acquire the remaining 20% equity interest in Nanjing Xiangao (effectively approximately 9.80% equity interest in Jilin Boda) through a put and call arrangement.

The put and call options are exercisable after 1 year from the date of acquisition of the 39.19% equity interest in Jilin Boda. The exercise prices for the call and the put options of the 9.80% equity interest in Jilin Boda held by Nanjing Xiangao are the same and equal to RMB43,600 plus 9.80% of the net profit attributable to Jilin Boda for the period beginning January 1, 2010 to the date of the exercise. Accordingly, the noncontrolling interest was recorded outside of permanent equity as redeemable noncontrolling interest on the consolidated balance sheet and initially recorded at the fair value of RMB45,677 on July 4, 2010.  The Group recognized RMB41,505 as a reduction to additional paid-in-capital which represented the difference between the fair value and the carrying amount of the noncontrolling interest on July 4, 2010. Subsequently, the redeemable noncontrolling interest is carried at the higher of (1) the initial carrying amount, increased or decreased for the noncontrolling interest’s share of net income or loss or (2) the expected redemption value. The change of the carrying amounts of the redeemable noncontrolling interest is recognized as net income attributable to noncontrolling interest in the consolidated statements of income.

On December 31, 2011, the Group exercised the call option to acquire the remaining 20% equity interest in Nanjing Xiangao for a cash consideration of RMB40,040 (US$6,362), being RMB8,791 (US$1,397) less than the redemption value. The difference between the redemption value and the carrying amount of the redeemable noncontrolling interest was recognized as an addition to the additional paid-in-capital. As a result of the acquisition of the redeemable noncontolling interest, the Group increased its equity interest in Jilin Boda from 90.19% to 99.99%.

Redeemable
Noncontrolling
Interest
RMB
Balance as of December 31, 2009	—
Recognition of redeemable noncontrolling interest on July 4, 2010	45,677
Income attributable to the redeemable noncontrolling interest	1,776
Balance as of December 31, 2010	47,453
Income attributable to the redeemable noncontrolling interest	1,378
Acquisition of redeemable noncontrolling interest	(48,831)
Balance as of December 31, 2011	—

(b)                                 2010 acquisitions

Acquisition of a 14.29% equity interest in Nanjing Tung Chit

On April 2, 2010, the Group acquired 14.29% equity interest in Nanjing Tung Chit Pharmaceutical Co., Ltd (“Nanjing Tung Chit”) for cash consideration of RMB6,280.  As a result of the acquisition of the additional 14.29% equity interest, Nanjing Tung Chit became a wholly owned subsidiary of the Group. The additional purchase of equity interest in Nanjing Tung Chit did not constitute a change in control. The noncontrolling interest was reduced by RMB261 and the Group recognized RMB6,019 as a reduction to additional paid-in-capital which represents the difference between the fair value of the consideration and the carrying amount of the 14.29% noncontrolling interest acquired as of the purchase date.

Acquisition of an additional 39.19% equity interest in Jilin Boda

As described in Note 7(a), the Group acquired 39.19% equity interest in Jilin Boda on July 4, 2010.  The additional purchase of equity interest in Jilin Boda did not constitute a change in control. The total purchase consideration was RMB174,185 consisting of i) cash consideration of RMB 170,147 (of which RMB143,994 was paid in 2010 and RMB 26,153 is included in other current liabilities in the consolidated balance sheet as of December 31, 2010) and ii) the difference between the fair value of buildings, machinery and equipment of RMB30,430 transferred to the selling shareholder and RMB 26,392 consideration receivable from the selling shareholder (included in other current assets in the consolidated balance sheet as of December 31, 2010) for the transfer of such assets and equity interest. The noncontrolling interest was reduced by RMB48,075 upon the completion of this acquisition. The Group recognized RMB126,110 as a reduction to additional paid in capital which represents the difference between the fair value of the consideration and the carrying amount of the 39.19% noncontrolling interest acquired as of the purchase date.

(c)                                  2009 acquisitions

Acquisition of a 10% equity interest in Shandong Simcere

On January 6, 2009, the Group acquired 10% equity interest in Shandong Simcere Medgenn Bio-Pharmaceutical Co., Ltd. (“Shandong Simcere”) for cash consideration of RMB30,128. As a result of the acquisition of the additional 10% equity interest, Shandong Simcere became a wholly owned subsidiary of the Group. The additional purchase of equity interest in Shandong Simcere did not constitute a change in control. The noncontrolling interest was reduced by RMB7,622 and the Group recognized RMB22,506 as a reduction to additional paid-in-capital which represents the difference between the fair value of the consideration and the carrying amount of the 10% noncontrolling interest acquired as of the purchase date.

Acquisition of a 52.5% equity interest in Jiangsu Quanyi

The Group acquired 37.5% equity interest in Jiangsu Quanyi, a China-based developer and manufacturer of human vaccines, for cash consideration of RMB195,540. The 37.5% equity interest acquisition was completed on May 22, 2009 and the Group commenced accounting for its equity interest of 37.5% under the equity method on that date. The purchase consideration was paid in full in July 2009.

In October and November, 2009, the Group entered into share purchase agreements to acquire 100% equity interest in China Vax for aggregate cash consideration of US$15,039 (RMB102,654 translated at the exchange rate on December 31, 2009) . China Vax is a Cayman Islands investment holding company which then held 15% equity interest in Jiangsu Quanyi. As of December 31, 2010 and 2011, 70% of the cash consideration relating to the acquisition of China Vax, or US$10,528 (RMB71,858 translated at the exchange rate on December 31, 2009), was paid and the remaining 30% of the cash consideration of US$4,511 (RMB28,422 translated at the exchange rate on December 31, 2011) was not paid, which is included in “other current liabilities” in the consolidated balance sheet. In October 2010, the former shareholders of China Vax filed a claim against the Group for US$4,511 (the amount of consideration not paid) plus interest at an annual rate of 5.0% from February 4, 2010. Management believes that it is not probable to pay the interest US$432 (RMB2,719) on the unpaid cash consideration claimed by the former shareholders of China Vax due to the misrepresentation by the former shareholders of China Vax during the acquisition of Jiangsu Quanyi. In March 2012, the Group reached a settlement agreement with the selling shareholders and former directors of China Vax and agreed to pay US$2,030 (RMB12,777) of the remaining consideration payable of US$4,511 (RMB28,422) to the selling shareholders of China Vax. The reduction of the consideration payable of US$2,481 (RMB15,645) was recognized as an other operating income in the first quarter of 2012.

As a result, the Group obtained 100% controlling interest in ChinaVax and therefore, combined with its previous 37.5% equity interest held in Jiangsu Quanyi, the Group holds 52.5% controlling interest in Jiangsu Quanyi.

The Group ceased using the equity method and began consolidating Jiangsu Quanyi on December 9, 2009, the date the Group obtained a 52.5% controlling interest in Jiangsu Quanyi through the acquisition of China Vax. The acquisition of Jiangsu Quanyi was accounted for by the Group as a business combination. Accordingly, the Group remeasured its previously held equity interest of 37.5% in Jiangsu Quanyi which was determined to be RMB143,956 and recognized a resulting loss of RMB55,587 in equity in losses of equity method affiliated companies for the year ended December 31, 2009. The remeasurement of the previously held equity interest of 37.5% resulted in a loss because the fair value of the equity interest in Jiangsu Quanyi on the date of remeasurement was less than its carrying value. The decline in the fair value was due to reduced estimated future cash flows as a result of the SFDA investigation on Jiangsu Quanyi’s sales of human use rabies vaccines and its subsequent resolution (see note 7(e)).

The acquisition of the 52.5% equity interest in Jiangsu Quanyi resulted in the recognition of goodwill of RMB208,123 which has been allocated to the vaccines reporting unit and intangible assets of RMB139,500. Goodwill and the amortization of intangible assets arising from the acquisition are not deductible for tax purposes. The following table summarizes the purchase price allocation of the assets acquired and liabilities assumed at the date of acquisition. Contingent liabilities were recognized to the extent the amounts were probable and reasonably estimable.

Amount
RMB
Cash and cash equivalents	92,340
Other current assets	97,863
Deferred tax assets	25,463
Property, plant and equipment	203,287
Developed technology	41,200
Manufacturing licenses	5,200
In-process research and development	93,100
Land use right	34,800
Goodwill	208,123
Total assets acquired	801,376
Current liabilities	(264,135)
Deferred tax liabilities	(39,482)
Other long term liabilities, primarily long term loans	(68,804)
Net assets acquired	428,955

In connection with the acquisition of Jiangsu Quanyi, the Group recognized in-process research and development projects at their fair value of RMB93,100, which at the time of the acquisition, had not reached technological feasibility. The IPR&D of RMB93,100 is comprised of RMB66,300 of the Hepatitis A vaccine IPR&D project and RMB26,800 of the rabies vaccines IPR&D project.

The estimated useful lives of the identifiable intangible assets acquired in the acquisition are 7.1 years for developed technology and 0.5 years for manufacturing licenses. At the date of acquisition, the intangible assets acquired have a weighted-average useful life of 6.4 years and the developed technology acquired have a weighted-average useful life of 7.1 years.

The acquisition broadens the Group’s product portfolio. The goodwill recognized as part of the acquisition of Jiangsu Quanyi consists primarily of the opportunity to enter into the vaccines market in the PRC and the expected synergies and other benefits that will result from combining the sales and distribution network.

Acquisition of an approximately 35% equity interest in Shanghai Celgen

On August 21, 2009, the Group acquired approximately 35% equity interest in Shanghai Celgen Bio-Pharmaceutical Co., Ltd. (“Shanghai Celgen”) for cash consideration of RMB110,000 through the 100% acquisition of Pearl Ocean. Pearl Ocean holds approximately 47% of the equity interest in Kanda Biotech Holdings Ltd. (“Kanda Biotech”), which in turn holds 75% of the equity interest in Shanghai Celgen. Pearl Ocean and Kanda Biotech are holding companies with no substantive operations. The Group accounts for its investment in Shanghai Celgen using the equity method of accounting.

Under the terms of the share purchase agreement, the Group has the option (the “put option”) to sell 100% equity interest in Pearl Ocean to the original selling shareholders for the same consideration paid by the Group plus accrued interest if i) Shanghai Celgen’s major biogenetic drug candidate is not approved by the SFDA within 24 months from the date of agreement; or ii) anytime within 24 months from the date of agreement when Shanghai Celgen determines that it would be unable to obtain the SFDA approval for the biogenetic drug candidate.

The purchase consideration was allocated between the equity investment and the put option based on a relative fair value model at inception. Management determined the fair value of the put option based on Black-Scholes model and allocated RMB2,950 of the purchase consideration to the put option at inception. The put option is amortized over its estimated economic useful life of 2 years. Shanghai Celgen obtained the SFDA approval in 2011 and the carrying amount of the put option was RMB nil as of December 31, 2011.

The excess of cost over the Group’s share of net assets of the equity method investees was RMB35,595 as of December 31, 2009.

(d)                                 Intangible assets

The Group’s intangible assets related to the Group’s acquisitions consisted of the following:

	December 31, 2010
	Amortization period	Gross carrying amount	Accumulated amortization	Net carrying amount
	Years	RMB	RMB	RMB
Customer relationships	4-11	37,418	(23,748)	13,670
Developed technologies	7-16	323,640	(83,566)	240,074
Product trademarks	6-10	4,303	(3,017)	1,286
Manufacturing and supply licenses	1-5	9,544	(9,471)	73
In-progress research and development		93,100	—	93,100
Total intangible assets		468,005	(119,802)	348,203

	December 31, 2011
	Amortization period	Gross carrying amount	Accumulated amortization	Net carrying amount
	Years	RMB	RMB	RMB
Customer relationships	4-11	37,418	(29,148)	8,270
Developed technologies	7-16	347,640	(111,354)	236,286
Product trademarks	6-10	4,303	(3,487)	816
Manufacturing and supply licenses	1-5	9,544	(9,544)	—
In-process research and development		93,100	—	93,100
Total intangible assets		492,005	(153,533)	338,472
Total — US$		78,171	(24,394)	53,777

The developed technologies acquired during year 2011 consist of the acquired technology know-how of Iremod and Rosuvastatin from third party amounting to RMB9,000 (US$1,430) and RMB15,000 (US$2,383), respectively.

Amortization expense of customer relationships is recognized in sales, marketing and distribution and amortization expense for developed technology, product trademarks and manufacturing and supply licenses is recognized in cost of materials and production. The amortization expense for the years ended December 31, 2009, 2010 and 2011 is as follows:

	Year ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$
Costs of materials and production	23,990	31,703	28,330	4,501
Sales, marketing and distribution	5,423	5,425	5,401	858
Total amortization expense	29,413	37,128	33,731	5,359

The estimated amortization expense of the Group’s intangible assets with definite lives for the year ended December 31 is as follows:

RMB
2012	33,260
2013	30,208
2014	29,017
2015	28,729
2016	28,363

(e)                        Goodwill

There is no change in the carrying amount of goodwill for the years ended December 31, 2010 and 2011.

	Year ended December 31,
	2010	2011	2011
	RMB	RMB	US$
Gross amount	386,334	386,334	61,382
Accumulated impairment losses	(76,398)	(76,398)	(12,138)
Goodwill	309,936	309,936	49,244

The Group performed its annual goodwill impairment test as of December 31, 2011.

In 2009, during the course of the Group’s acquisition of the additional 15% equity interest in Jiangsu Quanyi from China Vax, the SFDA issued a public notice announcing the initiation of a comprehensive investigation into the quality controls on the production of human use rabies vaccines and ordered Jiangsu Quanyi to halt marketing and production of all products, including human use rabies vaccines. Four batches of human use rabies vaccines manufactured by Jiangsu Quanyi between July and October 2008 were found to have quality problems based on preliminary investigation by the SFDA. In May 2010, upon the completion of the SFDA investigation, Jiangsu Quanyi was fined RMB25,638 for sale of substandard human use rabies vaccines; Jiangsu Quanyi was required to bear the cost of patient re-vaccinations of up to RMB23,034;  Jiangsu Quanyi had its Good Manufacturing Practice (“GMP”) certificate for the production of human use rabies vaccines revoked and, certain of Jiangsu Quanyi’s employees were prohibited to engage in the production and marketing of pharmaceutical products for a period of ten years. Such employees are also subject to a criminal investigation.

As of December 31, 2009, the Group had recognized an accrual of RMB50,300 for the matter described above, representing the penalty of RMB25,638 by Changzhou Food and Drug Administration, RMB23,034 for the cost for re-vaccinations and a penalty of RMB1,628 levied by the People’s Court of Tianning district, Changzhou. Management determined that the contingency that existed at December 31, 2009, being the SFDA investigation which was based on events and facts and circumstances that existed at the acquisition date, and the resolution of the contingency subsequent to December 31, 2009 provided an indication that the fair value of the reporting unit was below its carrying amount as of December 31, 2009.

Therefore, management performed impairment testing for the goodwill of the vaccines reporting unit as of December 31, 2009.  Based on such impairment testing, the carrying amount of the vaccine reporting unit as of December 31, 2009 was greater than the fair value of the vaccine reporting unit as determined using the present value of expected future cash flows, and the carrying amount of the vaccine reporting unit goodwill as of December 31, 2009 exceeded the implied fair value of that goodwill. As a result, the Group recognized a goodwill impairment charge of RMB76,398 as of December 31, 2009 to reduce the vaccine reporting unit goodwill to its implied fair value.

On January 24, 2011, the criminal investigation of Jiangsu Quanyi in respect of sale of substandard human use rabies vaccines was completed. According to the final judgment by the Intermediate People’s Court of Changzhou City, Jiangsu Province, in addition to the RMB50,300 described above, a penalty of RMB3,000 was imposed on the Group. During the year ended December 31, 2010, RMB10,266 of penalty was paid. During the year ended December 31, 2011, RMB10,000 (US$1,589) of penalty and RMB13,500 (US$2,145) of re-vaccinations cost were paid, respectively. As of December 31, 2011, RMB10,000 (US$1,589) of penalty and RMB9,534 (US$1,515) of re-vaccinations cost remained unpaid, which were included in other current liabilities in the consolidated balance sheet.

In addition, the Group reached a settlement agreement with certain former shareholders of Jiangsu Quanyi in the second quarter of 2011, in respect of the acquisition of a 37.5% equity interest in Jiangsu Quanyi. Pursuant to the settlement agreement, the Group received a total of RMB50,000 (US$7,944) in 2011, which was recognized as other operating income.

During the year ended December 31, 2011, the Group underwent a restructuring of the vaccine reporting unit.  Jiangsu Quanyi established a subsidiary, Jiangsu Simcere Vaxtec Bio-Pharmaceutical Co., Ltd. (“Jiangsu Vaxtec”), to take over the vaccine business from Jiangsu Quanyi. Jiangsu Vaxtec is currently applying for GMP certificate of Influence vaccine and expects to recommence the production and sales of Influenza vaccine in 2012.